UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        601 Technology Drive, Suite 310
                Canonsburg, PA 15317

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Canonsburg, Pennsylvania        May 14, 2013

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         41

Form 13F Information Table Value Total:         $913,778,800

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Agnico Eagle Mines Ltd.      Com    008474108     6,730,560    164,000  Sole           164,000         0
Altisource Asset Mgmt        Com    02153X108     1,103,355      8,173  Sole                27     8,146
Altisource Portfolio  Soluti Com    L0175J104     5,719,570     82,001  Sole               675    81,326
Altisource Residential Corp. Com    02153W100       539,120     26,956  Sole                 0    26,956
American International Group Com    026874784    42,260,034  1,088,615  Sole           575,400   513,215
AngloGold Ashanti Ltd.       Com    035128206     9,940,455    422,100  Sole           422,100         0
Apple Inc.                   Com    037833100    32,033,534     72,366  Sole            49,090    23,276
Applied DNA Sciences Inc.    Com    03815U102        22,900    100,000  Sole                 0   100,000
Bank of New York Mellon Corp Com    064058100    11,786,085    421,082  Sole                 0   421,082
Barrick Gold Corp.           Com    067901108     5,291,471    179,982  Sole                 0   179,982
Berkshire Hathaway Inc. Clas Com    084670702    26,303,518    252,433  Sole             2,700   249,733
Brigus Gold Corp.            Com    109490102     1,392,823  1,678,100  Sole         1,678,100         0
Chemtura Corp.               Com    163893209    76,148,652  3,523,769  Sole         2,465,844 1,057,925
Cisco Systems                Com    17275R102    45,127,475  2,159,726  Sole         1,474,800   684,926
Citigroup Inc.               Com    172967424    72,910,001  1,648,056  Sole         1,070,175   577,881
Clearwire Corp.              Com    18538Q105     2,224,354    686,529  Sole                 0   686,529
Corning Inc.                 Com    219350105    36,812,061  2,761,595  Sole         2,245,500   516,095
Dana Holding Corp            Com    235825205     5,010,230    281,000  Sole           278,000     3,000
DirecTV Class A              Com    25490A309    11,680,176    206,400  Sole                 0   206,400
Dish Network Corp.           Com    25470M109    55,815,106  1,472,694  Sole         1,088,600   384,094
Domtar Inc.                  Com    257559203    31,556,412    406,550  Sole           242,000   164,550
Ebay Inc.                    Com    278642103    10,800,462    199,197  Sole                 0   199,197
Express Scripts              Com    30219G108    19,481,898    338,110  Sole           168,000   170,110
Goldman Sachs                Com    38141G104    15,682,069    106,572  Sole                 0   106,572
Google Inc.                  Com    38259P508    60,178,006     75,773  Sole            44,900    30,873
JP Morgan Chase & Co.        Com    46625H100    62,802,962  1,323,282  Sole           804,300   518,982
Kinross Gold Corp.           Com    496902404     8,833,227  1,113,900  Sole         1,113,900         0
Mastercard Inc.              Com    57636Q104    12,947,618     23,927  Sole               170    23,757
MetroPCS Communications Inc. Com    591708102    67,846,451  6,224,445  Sole         5,156,850 1,067,595
Municipal Mtg & Eqty         Com    62624B101     1,500,601  1,531,225  Sole                 0 1,531,225
Newmont Mining Corp.         Com    651639106    20,939,973    499,880  Sole           261,000   238,880
News Corp - Class B          Com    65248E203       605,972     19,700  Sole            19,700         0
News Corporation             Com    65248E104    63,331,895  2,075,775  Sole         1,053,350 1,022,425
Performance Technologies Inc Com    71376K102     1,352,292  1,394,115  Sole         1,394,115         0
Rock-Tenn Co.                Com    772739207       206,458      2,225  Sole                 0     2,225
Time Warner Inc.             Com    887317303    15,360,455    266,582  Sole                 0   266,582
TRW Automotive Holdings Corp Com    87264S106    38,406,335    698,297  Sole           395,400   302,897
US Bancorp                   Com    902973304    13,175,087    388,302  Sole                 0   388,302
Vodafone Group PLC           Com    92857W209    12,726,125    448,103  Sole           441,900     6,203
Walt Disney Co.              Com    254687106     6,804,072    119,790  Sole                 0   119,790
Wells Fargo & Co             Com    949746101       388,950     10,515  Sole                 0    10,515

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